Cash flow information - Schedule Of Net Debt Reconciliation (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Net Debt Reconciliation [Line Items]
Beginning balance		€ (1,050)	€ (1,291)	€ (3,346)
Additions through business combinations		(2,483)
Cash flows (net)		(2,070)	181	2,711
Foreign exchange adjustments		(227)	98	(86)
Transfers				(550)
Other non-cash movements	[1]	35	(38)	20
Ending balance		(5,865)	(1,050)	(1,291)
Cash And Cash Equivalents [Member]
Schedule Of Net Debt Reconciliation [Line Items]
Beginning balance		3,521	2,907	1,047
Additions through business combinations		769
Cash flows (net)		(2,887)	472	1,983
Foreign exchange adjustments		(328)	142	(123)
Ending balance		1,075	3,521	2,907
Short-term borrowings [member]
Schedule Of Net Debt Reconciliation [Line Items]
Beginning balance		(273)	(716)	(719)
Cash flows (net)		2,906	717	706
Transfers		(3,427)	(273)	(700)
Other non-cash movements	[1]	4	(1)	3
Ending balance		(798)	(273)	(716)
Long-term borrowings [member]
Schedule Of Net Debt Reconciliation [Line Items]
Beginning balance		(4,247)	(3,443)	(3,629)
Additions through business combinations		(2,631)
Cash flows (net)		(2,149)	(1,034)
Foreign exchange adjustments		89	(42)	36
Transfers		3,427	273	150
Other non-cash movements	[1]	(4)	(1)	0
Ending balance		(5,507)	(4,247)	(3,443)
Lease Liabilities Repayable Within One Year [Member]
Schedule Of Net Debt Reconciliation [Line Items]
Beginning balance		(19)	(16)	(15)
Additions through business combinations		(61)
Cash flows (net)		40	4	4
Foreign exchange adjustments		3	(2)	1
Transfers		(34)	(8)	(9)
Other non-cash movements	[1]	(5)	3	3
Ending balance		(76)	(19)	(16)
Lease Liabilities Repayable After One Year [Member]
Schedule Of Net Debt Reconciliation [Line Items]
Beginning balance		(32)	(23)	(30)
Additions through business combinations		(560)
Cash flows (net)		20	22	18
Foreign exchange adjustments		9
Transfers		34	8	9
Other non-cash movements	[1]	(30)	(39)	(20)
Ending balance		€ (559)	€ (32)	€ (23)

[1]	related to loan origination costs and leases